Note 31 - Cash Flow Information	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
31	Cash flow information

Non-cash items and information presented separately on the Statements of cash flows statement:

	2022	2021	2020

Operating profit	40,276	38,360	40,735
Adjustments for:
Impairment of property, plant and equipment (note 17)	8,209	497	–
Impairment of exploration and evaluation assets (note 18)	467	3,837	2,930
Unrealised foreign exchange gains (note 13)	(12,736)	(2,754)	(8,367)
Cash-settled share-based expense (note 12.1)	609	477	1,413
Cash-settled share-based expense included in production costs (note 9)	853	692	634
Cash portion of cash-settled share-based expense (note 12.1)	(1,468)	(420)	(1)
Equity-settled share-based expense (note 12.2)	484	–	–
Depreciation (note 17)	10,141	8,046	4,628
Fair value loss on derivative instruments (note 14)	401	240	266
Write down of inventory (note 9)	563	–	–
Derecognition of property, plant and equipment	–	(38)	182
Expected credit losses on deferred consideration on the disposal of subsidiary	–	761	–
Cash generated from operations before working capital changes	47,799	49,698	42,420
Inventories	1,915	(4,016)	(5,707)
Prepayments	(1,375)	(4,272)	816
Trade and other receivables	(1,561)	(4,746)	539
Trade and other payables	2,879	2,039	(101)
Cash generated from operations	49,657	38,703	37,967